Supplement (Vanguard Total International Stock Index Fund)	12 Months Ended
Oct. 31, 2012
Annuity
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus for Investor Shares

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(r)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 113AN 062013

ETF
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Fund Shares

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's ETF Shares (based on NAV) in their first full calendar year. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Returns for the MSCI ACWI ex USA IMI are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 3369 062013

Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 885 062013

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 113 062013

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(R) Shares for Participants

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE.'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1769 062013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral(tm) Shares

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 113 062013

Signal
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Total International Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(R) Shares

New Target Index

Effective immediately, Vanguard Total International Stock Index Fund has begun tracking its new target index, the FTSE Global All Cap ex US Index, as previously approved by the Fund's board of trustees. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The new index measures the same market segment as the previous index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 5,300 stocks of companies located in 46 countries. As of April 30, 2013, the largest markets covered in the Index were Japan, the United Kingdom, Canada, Australia, and France (which made up approximately 16.1%, 14.8%, 7.1%, 6.5%, and 5.8%, respectively, of the Index's market capitalization). The Fund invests all, or substantially all, of its assets in the common stocks included in its target index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Returns for the MSCI indexes shown are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Total International Stock Index Fund (the 'Fund') is not in any way sponsored, endorsed, sold, or promoted by FTSE International Limited ('FTSE') or the London Stock Exchange Group companies ('LSEG') (together the 'Licensor Parties'), and none of the Licensor Parties make any claim, prediction, warranty, or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Global All Cap ex US Index (the 'Index') (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. 'FTSE(R)' is a trademark of LSEG and is used by FTSE under licence.

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1769 062013